Schedule of deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Income
Deferred revenue from points	$ 25,462	$ 19,256
Deferred annual fee	4,673	5,773
Other deferred income	522	936
Total	$ 30,657	$ 25,965